Fair Value Measurement	12 Months Ended
Dec. 31, 2017
Fair Value Measurement
23.	FAIR VALUE MEASUREMENT

ASC 820-10, Fair Value Measurements and Disclosures: Overall, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured or disclosed at fair value

In accordance with ASC 820-10, the Group measures available-for-sale securities, contingent consideration payable at fair value on a recurring basis. The available-for-sale debt securities are classified within Level 3 as the fair value is measured based on business enterprise value allocation method and probability expected return method. The contingent consideration for the acquisition are classified within Level 3 as the fair value is measured based on inputs linked to the achievement of certain performance target that are unobservable in the market.

The Group measures certain financial assets, including loans receivable, other investments stated at cost and equity method investments, at fair value on a nonrecurring basis only if an impairment loss were to be recognized. The Group’s non-financial assets, such as intangible assets, goodwill and property and equipment, would be measured at fair value only if they were determined to be impaired.

For the year ended December 31, 2017, assets and liabilities measured or disclosed at fair value are summarized below:

			Fair value measurement or disclosure at December 31, 2017 using
	Total Fair Value at December 31, 2017	Total Fair Value at December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement — Recurring:
Available-for-sale debt security	182	28	182			(39)
Available-for-sale debt security	—	—			—	(6,594)
Fair value measurement — Non-Recurring:
Intangible assets, net	90	14			90	(38,862)
Other long-term investments	61,100	9,391			61,100	(268,432)

Total assets measured at fair value	61,372	9,433	182		61,190	(313,927)

The Group adjusts for other-than-temporary declines in fair value of its cost-method investments and recognizes an impairment loss in earnings equal to the excess of the investment’s cost over its fair value. All impairments recorded in the year ended December 31, 2017 (note 4) resulted from full impairments except for one cost method investment, which was written down from its carrying value of RMB 80,000 to fair value of RMB61,100 (US$9,391) as of December 31, 2017. The investee is a privately held company and the Group utilized market approach with significant unobservable inputs (Level 3) to estimate the fair value of the cost method investment that was not fully impaired.

For the year ended December 31, 2016, assets and liabilities measured or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2016 using
	Total Fair Value at December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
Fair value measurement — Recurring:
Available-for-sale debt security	7,353			7,353
Fair value measurement — Non-Recurring:
Intangible assets, net	370			370	(2,889)
Investment in equity investees	—			—	(11,453)
Other long-term investments	132,417			132,417	(129,616)

Total assets measured at fair value	140,140			140,140	(143,958)

Fair value measurement — Recurring:
Contingent consideration payable	30,358			30,358

Total liabilities measured at fair value	30,358			30,358

There were no transfers of fair value measurements into or out of Level 3 for the years ended December 31, 2015, 2016 and 2017.

The Group has measured the available-for-sale debt securities and contingent consideration payable at fair value on a recurring basis using significant unobservable inputs (Level 3) as of the years ended December 31, 2016 and 2017. The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Valuation techniques	Unobservable inputs	Estimation as of December 31, 2016	Estimation as of December 31, 2017	Change in unobservable inputs	Change in fair value
Contingent consideration payable	Discounted cash flow method	• Probability of achieving performance target	0%-100%	*	Increase / (decrease)	Increase / (decrease)
		• Discount rate	10.9%	*	Increase / (decrease)	Decrease / (increase)
Available-for-sale debt security	Probability expected return method	• Discount rate for lack of marketability	3.81%	*	Increase / (decrease)	Decrease / (increase)
		• Probability of conversion	20.0%	*	Increase / (decrease)	Increase / (decrease)

The following table presents a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2016 and 2017:

	Contingent consideration payable	Available- for-sales debt securities
	RMB	RMB
Balance as of December 31, 2015	23,338	—
Recognized during the year	25,067	6,647
Realized or unrealized losses	3,377	417
Settlement	(23,266)	—
Foreign exchange translation adjustments	1,842	289

Balance as of December 31, 2016	30,358	7,353
Recognized during the year	—	—
Realized or unrealized losses	9,014	(7,011)
Settlement	(38,562)	—
Foreign exchange translation adjustments	(810)	(342)

Balance as of December 31, 2017	—	—

Balance as of December 31, 2017 in US$	—	—